Pensions and other post-retirement benefits - Narrative (Details) £ in Millions		1 Months Ended	12 Months Ended
	Mar. 31, 2025 GBP (£) plan	Jul. 31, 2025 GBP (£)	Mar. 31, 2026 GBP (£) plan arrangement	Mar. 31, 2025 GBP (£) plan
Disclosure of defined benefit plans [line items]
Independent actuarial funding valuation, period			3 years
Number of plans showing funding shortfall | plan	1			1
Number of security arrangements | arrangement			2
Decrease (increase) in net defined benefit liability (asset) resulting from resulting from contributions to plan by employer			£ 120	£ 282
Restrictions on asset recognised	£ 77		£ 244	77
Number of OPEB plans | plan			1
Plan assets
Disclosure of defined benefit plans [line items]
Decrease (increase) in net defined benefit liability (asset) resulting from resulting from contributions to plan by employer			£ 120	282
Pensions
Disclosure of defined benefit plans [line items]
Defined benefit plan, buy-in-transaction		£ 900
Proportion of defined benefit plan, buy-in-transaction insured		0.75
UK | Pensions
Disclosure of defined benefit plans [line items]
Employer contributions, recovery plan payments	18
Employer contributions, excluding recovery plan payments			93	100
Decrease (increase) in net defined benefit liability (asset) resulting from resulting from contributions to plan by employer			£ 93	112
Weighted average duration of defined benefit obligation			10 years
Restrictions on asset recognised	0		£ 0	0
UK | Pensions | Maximum
Disclosure of defined benefit plans [line items]
Value of security arrangements			0
UK | Pensions | Plan assets
Disclosure of defined benefit plans [line items]
Decrease (increase) in net defined benefit liability (asset) resulting from resulting from contributions to plan by employer			£ 93	112
US | Pensions
Disclosure of defined benefit plans [line items]
Number of defined benefit plans | plan			4
Decrease (increase) in net defined benefit liability (asset) resulting from resulting from contributions to plan by employer			£ 19	27
Weighted average duration of defined benefit obligation			11 years
Restrictions on asset recognised	0		£ 0	0
US | Pensions | Plan assets
Disclosure of defined benefit plans [line items]
Decrease (increase) in net defined benefit liability (asset) resulting from resulting from contributions to plan by employer			19	27
US | Other post-retirement benefits
Disclosure of defined benefit plans [line items]
Decrease (increase) in net defined benefit liability (asset) resulting from resulting from contributions to plan by employer			8	143
Employer contributions			£ 8	10
Weighted average duration of defined benefit obligation			11 years
Restrictions on asset recognised	£ 77		£ 244	77
US | Other post-retirement benefits | Plan assets
Disclosure of defined benefit plans [line items]
Decrease (increase) in net defined benefit liability (asset) resulting from resulting from contributions to plan by employer			£ 8	£ 143
Top of range | UK | National Grid UK Retirement Plan (NGUKRP)
Disclosure of defined benefit plans [line items]
Defined contribution plan, employer matching contribution percent of gross pay			12.00%
Top of range | US
Disclosure of defined benefit plans [line items]
Defined contribution plan, employer core contribution as a percent of salary			9.00%
Defined contribution plan, employer matching contribution, percent of match			50.00%
Bottom of range | US
Disclosure of defined benefit plans [line items]
Defined contribution plan, employer matching contribution percent of gross pay			8.00%
Defined contribution plan, employer core contribution as a percent of salary			3.00%
Defined contribution plan, employer matching contribution, percent of match			25.00%